Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) shares in Thousands, $ in Thousands	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Redeemable Convertible Preferred Stock [Member] Parent [Member]	Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012						$ 700,767	$ 0	$ (815,031)		$ (114,264)	$ (1,363)	$ (115,627)
Balance (in Shares) at Dec. 31, 2012							1
Net loss								(158,232)		(158,231)	8	(158,224)
Issuance of common shares - advance for acquisition of coal property						50,419	$ 0			50,419		50,419
Issuance of common shares - advance for acquisition of coal property (in Shares)							1
Issuance of common shares - settlement of liabilities						44,656	$ 0			44,656		44,656
Issuance of common shares - settlement of liabilities (in Shares)							1
Issuance of common shares - warrants exercise						11,952	$ 0			11,952		11,952
Issuance of common shares - warrants exercise (in Shares)							1
Beneficial conversion feature on the convertible senior notes						248				248		248
Share-based compensation						25,193	$ 0			25,193		25,193
Share-based compensation (in Shares)							1
Other comprhensive income									$ 34	34		34
Balance at Dec. 31, 2013						833,235	$ 0	(973,263)	34	(139,994)	(1,355)	(141,349)
Balance (in Shares) at Dec. 31, 2013							5
Net loss								(65,171)		(65,171)	(176)	(65,347)
Issuance of common shares - advance for acquisition of coal property						15,574	$ 0			15,574		15,574
Issuance of common shares - advance for acquisition of coal property (in Shares)							89
Issuance of warrants						1,661				1,661		1,661
Issuance of common shares - settlement of liabilities						75,385	$ 0			75,385		75,385
Issuance of common shares - settlement of liabilities (in Shares)							683
Issuance of common shares - warrants exercise						1,276	$ 0			1,276		1,276
Issuance of common shares - warrants exercise (in Shares)							2
Conversion of convertible preference shares						37,553	$ 0			37,553		37,553
Conversion of convertible preference shares (in Shares)							103
Guaranteed dividends for preference shares						(35,052)				(35,052)		(35,052)
Share-based compensation						216	$ 0			216		216
Share-based compensation (in Shares)							149
Other comprhensive income									$ (34)	(34)		(34)
Balance at Dec. 31, 2014						929,848	$ 0	(1,038,434)		(108,586)	(1,531)	(110,117)
Balance (in Shares) at Dec. 31, 2014							1,032
Net loss								(96,912)		(96,912)	(1,029)	(97,941)
Issuance of common shares - advance for acquisition of coal property						28	$ 0			28		28
Issuance of common shares - advance for acquisition of coal property (in Shares)							2,274
Issuance of common shares - settlement of liabilities						4,715	$ 0			4,715		4,715
Issuance of common shares - settlement of liabilities (in Shares)							16,607
Issuance of common shares - warrants exercise						73	$ 0			73		73
Issuance of common shares - warrants exercise (in Shares)							548
Issuance of preference shares	$ 0	$ 28,270	$ 28,270	$ 28,270
Issuance of preference shares (in Shares)	3
Guaranteed dividends for preference shares								(235)		(235)		(235)
Share-based compensation							$ 0			0		0
Share-based compensation (in Shares)							1,667
Balance at Dec. 31, 2015		$ 28,270			$ 0	$ 934,664	$ 0	$ (1,135,581)		$ (172,647)	$ (2,560)	$ (175,207)
Balance (in Shares) at Dec. 31, 2015					3		22,126